Guarantor Non-Guarantor Subsidiary Financial Information Level 3 (Tables)	12 Months Ended
Dec. 31, 2014
Guarantor - Condensed Consolidating Statements of Operations [Abstract]
Condensed Consolidating Balance Sheet [Table Text Block]
INC.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2014

	Hexion Inc.	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents (including restricted cash of $0 and $16, respectively)	$23	$—	$149	$—	$172
Short-term investments	—	—	7	—	7
Accounts receivable, net	174	—	417	—	591
Intercompany accounts receivable	118	—	138	(256)	—
Intercompany loans receivable	265	—	43	(308)	—
Inventories:
Finished and in-process goods	117	—	173	—	290
Raw materials and supplies	46	—	64	—	110
Other current assets	36	—	37	—	73
Total current assets	779	—	1,028	(564)	1,243
Investments in unconsolidated entities	234	34	29	(249)	48
Deferred income taxes	—	—	18	—	18
Other long-term assets	76	6	28	—	110
Intercompany loans receivable	1,046	28	17	(1,091)	—
Property and equipment, net	534	—	521	—	1,055
Goodwill	65	—	54	—	119
Other intangible assets, net	56	—	25	—	81
Total assets	$2,790	$68	$1,720	$(1,904)	$2,674
Liabilities and Deficit
Current liabilities:
Accounts payable	$142	$—	$284	$—	$426
Intercompany accounts payable	138	—	118	(256)	—
Debt payable within one year	26	—	73	—	99
Intercompany loans payable within one year	43	—	265	(308)	—
Interest payable	81	—	1	—	82
Income taxes payable	6	—	6	—	12
Accrued payroll and incentive compensation	34	—	33	—	67
Other current liabilities	69	—	66	—	135
Total current liabilities	539	—	846	(564)	821
Long-term liabilities:
Long-term debt	3,674	—	61	—	3,735
Intercompany loans payable	36	6	1,049	(1,091)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	705	249	—	(954)	—
Long-term pension and post employment benefit obligations	59	—	219	—	278
Deferred income taxes	8	—	11	—	19
Other long-term liabilities	117	—	54	—	171
Total liabilities	5,138	255	2,240	(2,609)	5,024
Total Hexion Inc. shareholder’s deficit	(2,348)	(187)	(518)	705	(2,348)
Noncontrolling interest	—	—	(2)	—	(2)
Total deficit	(2,348)	(187)	(520)	705	(2,350)
Total liabilities and deficit	$2,790	$68	$1,720	$(1,904)	$2,674

HEXION INC.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2013

	Hexion Inc.	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents (including restricted cash of $0 and $18, respectively)	$170	$—	$223	$—	$393
Short-term investments	—	—	7	—	7
Accounts receivable, net	179	—	422	—	601
Intercompany accounts receivable	190	—	173	(363)	—
Intercompany loans receivable	216	—	173	(389)	—
Inventories:
Finished and in-process goods	104	—	151	—	255
Raw materials and supplies	38	—	65	—	103
Other current assets	27	—	45	—	72
Total current assets	924	—	1,259	(752)	1,431
Investments in unconsolidated entities	249	29	29	(262)	45
Deferred income taxes	—	—	21	—	21
Other long-term assets	90	2	41	—	133
Intercompany loans receivable	1,251	29	16	(1,296)	—
Property and equipment, net	491	—	556	—	1,047
Goodwill	52	—	60	—	112
Other intangible assets, net	47	—	35	—	82
Total assets	$3,104	$60	$2,017	$(2,310)	$2,871
Liabilities and Deficit
Current liabilities:
Accounts payable	$165	$—	$318	$—	$483
Intercompany accounts payable	41	—	322	(363)	—
Debt payable within one year	20	—	89	—	109
Intercompany loans payable within one year	173	—	216	(389)	—
Interest payable	82	—	1	—	83
Income taxes payable	4	—	8	—	12
Accrued payroll and incentive compensation	19	—	28	—	47
Other current liabilities	65	—	62	—	127
Total current liabilities	569	—	1,044	(752)	861
Long-term liabilities:
Long-term debt	3,635	—	30	—	3,665
Intercompany loans payable	33	7	1,256	(1,296)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	764	261	—	(1,025)	—
Long-term pension and post employment benefit obligations	50	—	184	—	234
Deferred income taxes	9	—	12	—	21
Other long-term liabilities	116	—	47	—	163
Total liabilities	5,176	268	2,573	(3,073)	4,944
Total Hexion Inc shareholder’s deficit	(2,072)	(208)	(555)	763	(2,072)
Noncontrolling interest	—	—	(1)	—	(1)
Total deficit	(2,072)	(208)	(556)	763	(2,073)
Total liabilities and deficit	$3,104	$60	$2,017	$(2,310)	$2,871

Condensed Consolidating Statement of Operations [Table Text Block]
INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	Hexion Inc.	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,259	$—	$3,109	$(231)	$5,137
Cost of sales	2,001	—	2,806	(231)	4,576
Gross profit	258	—	303	—	561
Selling, general and administrative expense	102	—	297	—	399
Asset impairments	—	—	5	—	5
Business realignment costs	31	—	16	—	47
Other operating (income) expense, net	(11)	(4)	7	—	(8)
Operating income	136	4	(22)	—	118
Interest expense, net	300	—	8	—	308
Intercompany interest (income) expense, net	(92)	(1)	93	—	—
Other non-operating expense (income), net	101	—	(69)	—	32
(Loss) income before income tax, (losses) earnings from unconsolidated entities	(173)	5	(54)	—	(222)
Income tax (benefit) expense	(6)	—	28	—	22
(Loss) income before (losses) earnings from unconsolidated entities	(167)	5	(82)	—	(244)
(Losses) earnings from unconsolidated entities, net of taxes	(56)	31	5	40	20
Net (loss) income	$(223)	$36	$(77)	$40	$(224)
Net loss attributable to noncontrolling interest	—	—	1	—	1
Net (loss) income attributable to Hexion Inc.	$(223)	$36	$(76)	$40	$(223)
Comprehensive (loss) income attributable to Hexion Inc.	$(280)	$35	$(81)	$46	$(280)
HEXION INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	Hexion Inc.		Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,176		$—	$2,919	$(205)	$4,890
Cost of sales	1,868		—	2,619	(205)	4,282
Gross profit	308		—	300	—	608
Selling, general and administrative expense	76		—	228	—	304
Asset impairments	53		—	128	—	181
Business realignment costs	12		—	9	—	21
Other operating (income) expense, net	(1)		(1)	3	—	1
Operating income (loss)	168		1	(68)	—	101
Interest expense, net	296		—	7	—	303
Intercompany interest (income) expense, net	(103)		(1)	104	—	—
Loss on extinguishment of debt	4		—	2	—	6
Other non-operating (income) expense, net	(45)		—	47	—	2
(Loss) income before income tax, (losses) earnings from unconsolidated entities	16		2	(228)	—	(210)
Income tax expense	361		—	18	—	379
(Loss) income before (losses) earnings from unconsolidated entities	(345)		2	(246)	—	(589)
(Losses) earnings from unconsolidated entities, net of taxes	(226)		(170)	4	409	17
Net loss	(571)		(168)	(242)	409	(572)
Net loss attributable to noncontrolling interest	—	—	—	1	—	1
Net loss attributable to Hexion Inc.	$(571)		$(168)	$(241)	$409	$(571)
Comprehensive loss attributable to Hexion Inc.	$(583)		$(169)	$(258)	$427	$(583)
HEXION INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2012

	Hexion Inc.	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,120	$—	$2,902	$(266)	$4,756
Cost of sales	1,802	—	2,696	(266)	4,232
Gross profit	318	—	206	—	524
Selling, general and administrative expense	69	—	307	—	376
Asset impairments	—	—	23	—	23
Business realignment costs	9	—	26	—	35
Other operating expense (income), net	8	(1)	4	—	11
Operating income (loss)	232	1	(154)	—	79
Interest expense, net	234	—	29	—	263
Intercompany interest (income) expense, net	(54)	(1)	55	—	—
Other non-operating (income) expense, net	(10)	—	9	—	(1)
Income (loss) before income tax, (losses) earnings from unconsolidated entities	62	2	(247)	—	(183)
Income tax benefit	(375)	—	(35)	—	(410)
Income (loss) before (losses) earnings from unconsolidated entities	437	2	(212)	—	227
(Losses) earnings from unconsolidated entities, net of taxes	(190)	(70)	3	276	19
Net income (loss)	247	(68)	(209)	276	246
Net loss attributable to noncontrolling interest	—	—	1	—	1
Net income (loss) attributable to Hexion Inc.	$247	$(68)	$(208)	$276	$247
Comprehensive income (loss) attributable to Hexion Inc.	$255	$(69)	$(204)	$273	$255

Condensed Consolidating Statement of Cash Flows [Table Text Block]
INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2014

	Hexion Inc.		Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(426)		$14	$376		$(14)	$(50)
Cash flows provided by (used in) investing activities
Capital expenditures	(89)		—	(94)		—	(183)
Acquisition of businesses	(52)		—	(12)		—	(64)
Purchase of debt securities, net	—		—	(1)		—	(1)
Change in restricted cash	—		—	(3)		—	(3)
Disbursement of affiliated loan	—		—	(50)		—	(50)
Repayment of affiliated loan	—		—	50		—	50
Funds remitted to unconsolidated affiliates, net	—		—	(2)		—	(2)
Proceeds from sale of assets	20		—	—		—	20
Capital contribution to subsidiary	(30)		(20)	—		50	—
Return of capital from subsidiary from sales of accounts receivable	350	(a)	—	—		(350)	—
	199		(20)	(112)		(300)	(233)
Cash flows provided by (used in) financing activities
Net short-term debt borrowings	7		—	14		—	21
Borrowings of long-term debt	295		—	96		—	391
Repayments of long-term debt	(256)		—	(87)			(343)
Net intercompany loan borrowings (repayments)	34		—	(34)		—	—
Capital contribution from parent	—		20	30		(50)	—
Common stock dividends paid	—		(14)	—		14	—
Return of capital to parent from sales of accounts receivable	—		—	(350)	(a)	350	—
	80		6	(331)		314	69
Effect of exchange rates on cash and cash equivalents	—		—	(9)		—	(9)
Decrease in cash and cash equivalents	(147)		—	(76)		—	(223)
Cash and cash equivalents (unrestricted) at beginning of year	170		—	209		—	379
Cash and cash equivalents (unrestricted) at end of year	$23		$—	$133		$—	$156

(a)
During the year ended December 31, 2014, Hexion Inc. contributed receivables of $350 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the year ended December 31, 2014, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Hexion Inc. by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and Hexion Inc., respectively.

HEXION INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2013

	Hexion Inc.		Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(173)		$23	$251		$(21)	$80
Cash flows provided by (used in) investing activities
Capital expenditures	(75)		—	(69)		—	(144)
Capitalized interest	—		—	(1)		—	(1)
Purchase of debt securities, net	—		—	(3)		—	(3)
Change in restricted cash	—		—	4		—	4
Funds remitted to unconsolidated affiliates, net	—		—	(13)		—	(13)
Proceeds from sale of assets	—		—	7		—	7
Capital contribution to subsidiary	(31)		(20)	—		51	—
Return of capital from subsidiary	48		31	—		(79)	—
Return of capital from subsidiary from sales of accounts receivable	214	(a)	—	—		(214)	—
	156		11	(75)		(242)	(150)
Cash flows (used in) provided by financing activities
Net short-term debt borrowings	—		—	15		—	15
Borrowings of long-term debt	1,109		—	26		—	1,135
Repayments of long-term debt	(665)		—	(393)		—	(1,058)
Net intercompany loan (repayments) borrowings	(493)		(2)	495		—	—
Capital contribution from parent	—		20	31		(51)	—
Long-term debt and credit facility financing fees	(40)		—	—		—	(40)
Common stock dividends paid	—		(21)	—		21	—
Return of capital to parent	—		(31)	(48)		79	—
Return of capital to parent from sales of accounts receivable	—		—	(214)	(a)	214	—
	(89)		(34)	(88)		263	52
Effect of exchange rates on cash and cash equivalents	—		—	(4)		—	(4)
(Decrease) increase in cash and cash equivalents	(106)		—	84		—	(22)
Cash and cash equivalents (unrestricted) at beginning of year	276		—	125		—	401
Cash and cash equivalents (unrestricted) at end of year	$170		$—	$209		$—	$379

(a)
During the year ended December 31, 2013, Hexion Inc. contributed receivables of $214 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the year ended December 31, 2013, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Hexion Inc. by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and Hexion Inc., respectively.

HEXION INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2012

	Hexion Inc.		Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows provided by operating activities	$14		$16	$160		$(13)	$177
Cash flows provided by (used in) investing activities
Capital expenditures	(57)		—	(76)		—	(133)
Proceeds from sale of debt securities, net	—		—	2		—	2
Change in restricted cash	—		—	(15)		—	(15)
Funds remitted to unconsolidated affiliates, net	—		—	(3)		—	(3)
Proceeds from sale of assets	9		—	2		—	11
Capital contribution to subsidiary	(30)		(19)	—		49	—
Return of capital from subsidiary from sales of accounts receivable	87	(a)	—	—		(87)	—
	9		(19)	(90)		(38)	(138)
Cash flows provided by (used in) financing activities
Net short-term debt repayments	—		—	(7)		—	(7)
Borrowings of long-term debt	450		—	3		—	453
Repayments of long-term debt	(278)		—	(209)		—	(487)
Repayment of affiliated debt	(2)		—	—		—	(2)
Repayment of advance from affiliate	(7)		—	—		—	(7)
Net intercompany loan (repayments) borrowings	(113)		(3)	116		—	—
Capital contribution from parent	16		19	30		(49)	16
Long-term debt and credit facility financing fees	(14)		—	—		—	(14)
Common stock dividends paid	(11)		(13)	—		13	(11)
Return of capital to parent from sales of accounts receivable	—		—	(87)	(a)	87	—
	41		3	(154)		51	(59)
Effect of exchange rates on cash and cash equivalents	—		—	5		—	5
Increase (decrease) in cash and cash equivalents	64		—	(79)		—	(15)
Cash and cash equivalents (unrestricted) at beginning of year	212		—	204		—	416
Cash and cash equivalents (unrestricted) at end of year	$276		$—	$125		$—	$401

(a)
During the year ended December 31, 2012, Hexion Inc. contributed receivables of $87 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the year ended December 31, 2012, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Hexion Inc. by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and Hexion Inc., respectively.